Financial Risk Management (Schedule of Foreign Currency Risk through Financial Assets and Liabilities) (Details)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 IDR (Rp)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 IDR (Rp)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 IDR (Rp)	Jun. 30, 2015 USD ($)
Statement Line Items [Line Items]
Cash	$ 30,887			$ 25,158			$ 1,290			$ 4,015
Canada, Dollars [Member]
Statement Line Items [Line Items]
Cash		$ 987			$ 5,012
Receivables		10,016			3,212			1,662
Accounts payable and accrued liabilities		$ (128,813)			$ (63,243)			$ (113,539)
Indonesia, Rupiahs [Member]
Statement Line Items [Line Items]
Cash | Rp			Rp 211,156,790			Rp 16,857,875			Rp 11,640,117
Receivables | Rp
Accounts payable and accrued liabilities | Rp			Rp (341,664,000)			Rp (304,510,667)			Rp (28,443,867)